SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income (Loss) before income taxes		$ (1,464,877)	$ (441,746)	$ 547,333
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ (249,029)	$ (75,097)	$ 93,047
Tax effect of non-taxable income		(11,345)	(3,786)	(16,585)
Non-deductible expense		260,374	78,883
Deferred tax asset not recognized				(31,882)
Tax exemption				(17,425)
Others		1,813		6,844
Income tax expense	$ 1,338	1,813		$ 33,999
Tax loss carry forwards		1,558,790	218,220
Deferred tax assets		264,994	37,097
Valuation allowance		(264,994)	(37,097)
Total deferred tax assets, net